Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Mar. 01, 2018
Supplement [Text Block]	jpmt_SupplementTextBlock

J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan International Value Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated March 5, 2018

to the Prospectuses, Summary Prospectuses, and Statement

of Additional Information dated March 1, 2018

Effective May 17, 2018 (the “Effective Date”), the goal for the JPMorgan International Value Fund (the “Fund”) in the “What is the goal of the Fund?” section of the prospectuses and summary prospectuses is hereby deleted and replaced with the following.

The Fund seeks to provide long-term capital appreciation.

From the Effective Date, the investment strategies for the Fund in the “What are the Fund’s main investment strategies?” section of the prospectuses and summary prospectuses, and the “More About the Funds — ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENT STRATEGIES — International Value Fund” section of the prospectuses are hereby deleted and replaced with the following.

The Fund invests primarily in securities of issuers in foreign developed countries, including foreign subsidiaries of U.S. issuers. An issuer of a security will be deemed to be located in a particular country if: (i) the principal trading market for the security is in such country, (ii) the issuer is organized under the laws of such country or (iii) the issuer derives at least 50% of its revenues or profits from such country or has at least 50% of its total assets situated in such country. The Fund typically does not invest in U.S. issuers that do not qualify as foreign issuers.

Securities in which the Fund invests include common stocks, depositary receipts, and privately placed securities. Generally, the Fund expects to maintain regional geographic exposures similar to those of its benchmark over time, although the Fund may deviate from these exposures in the adviser’s discretion

The Fund may invest in securities denominated in U.S. dollars, other major reserve currencies, such as the euro, yen and pound sterling, and currencies of other countries in which it can invest. The Fund may invest in securities across all market capitalizations and may invest a significant portion of its assets in companies of any one particular market capitalization category. The Fund may also use exchange-traded futures for the efficient management of cash flows. From time to time, the Fund may hedge a portion of its foreign currency exposure using currency forwards.

Investment Process: In managing the Fund, the adviser seeks to identify securities that it believes present attractive valuations using behavioral based and quantitative screens and conducting fundamental analysis. Behavioral finance theorizes that investors behave irrationally in systematic and predictable ways because human psychology affects investment decision-making. This investor behavior results in market inefficiencies that persist over time. These securities are then subjected to further analysis, including consideration of their momentum and quality characteristics, to seek to identify securities with values that the adviser believes will increase. Ordinarily, the adviser expects to invest across a large number of issuers in an effort to limit specific issuer risk.

The Fund may sell securities if the adviser’s conviction in a security changes, if the issuer’s fundamentals change, or if the adviser believes the security is no longer attractively valued. Investments may also be sold if certain adverse political and economic events occur or if the adviser identifies a security that it believes offers a better investment opportunity.

The Fund may invest a substantial part of its assets in just one region or country.

From the Effective Date, the following investment risk of the Fund will be added in “The Fund’s Main Investment Risks” section of the prospectuses and summary prospectuses, and the “More About the Funds — INVESTMENT RISKS — Main Risks” section of the prospectuses.

High Portfolio Turnover Risk. The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term capital gains that will generally be taxable to shareholders as ordinary income.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUSES,

SUMMARY PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

JPMorgan International Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock

J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan International Value Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated March 5, 2018

to the Prospectuses, Summary Prospectuses, and Statement

of Additional Information dated March 1, 2018

Effective May 17, 2018 (the “Effective Date”), the goal for the JPMorgan International Value Fund (the “Fund”) in the “What is the goal of the Fund?” section of the prospectuses and summary prospectuses is hereby deleted and replaced with the following.

The Fund seeks to provide long-term capital appreciation.

From the Effective Date, the investment strategies for the Fund in the “What are the Fund’s main investment strategies?” section of the prospectuses and summary prospectuses, and the “More About the Funds — ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENT STRATEGIES — International Value Fund” section of the prospectuses are hereby deleted and replaced with the following.

The Fund invests primarily in securities of issuers in foreign developed countries, including foreign subsidiaries of U.S. issuers. An issuer of a security will be deemed to be located in a particular country if: (i) the principal trading market for the security is in such country, (ii) the issuer is organized under the laws of such country or (iii) the issuer derives at least 50% of its revenues or profits from such country or has at least 50% of its total assets situated in such country. The Fund typically does not invest in U.S. issuers that do not qualify as foreign issuers.

Securities in which the Fund invests include common stocks, depositary receipts, and privately placed securities. Generally, the Fund expects to maintain regional geographic exposures similar to those of its benchmark over time, although the Fund may deviate from these exposures in the adviser’s discretion

The Fund may invest in securities denominated in U.S. dollars, other major reserve currencies, such as the euro, yen and pound sterling, and currencies of other countries in which it can invest. The Fund may invest in securities across all market capitalizations and may invest a significant portion of its assets in companies of any one particular market capitalization category. The Fund may also use exchange-traded futures for the efficient management of cash flows. From time to time, the Fund may hedge a portion of its foreign currency exposure using currency forwards.

Investment Process: In managing the Fund, the adviser seeks to identify securities that it believes present attractive valuations using behavioral based and quantitative screens and conducting fundamental analysis. Behavioral finance theorizes that investors behave irrationally in systematic and predictable ways because human psychology affects investment decision-making. This investor behavior results in market inefficiencies that persist over time. These securities are then subjected to further analysis, including consideration of their momentum and quality characteristics, to seek to identify securities with values that the adviser believes will increase. Ordinarily, the adviser expects to invest across a large number of issuers in an effort to limit specific issuer risk.

The Fund may sell securities if the adviser’s conviction in a security changes, if the issuer’s fundamentals change, or if the adviser believes the security is no longer attractively valued. Investments may also be sold if certain adverse political and economic events occur or if the adviser identifies a security that it believes offers a better investment opportunity.

The Fund may invest a substantial part of its assets in just one region or country.

From the Effective Date, the following investment risk of the Fund will be added in “The Fund’s Main Investment Risks” section of the prospectuses and summary prospectuses, and the “More About the Funds — INVESTMENT RISKS — Main Risks” section of the prospectuses.

High Portfolio Turnover Risk. The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term capital gains that will generally be taxable to shareholders as ordinary income.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUSES,

SUMMARY PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE